UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08763

MH Elite Portfolio of Funds Trust

(Exact name of registrant as specified in charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of principal executive offices) (Zip code)

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 318-7969

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

a)

The name of the issuer of the portfolio security;

b)

The exchange ticker symbol of the portfolio security;

c)

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

d)

The shareholder meeting date;

e)

A brief identification of the matter voted on;

f)

Whether the matter was proposed by the issuer or by a security holder;

g)

Whether the Registrant cast its vote on the matter;

h)

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i)

Whether the Registrant cast its vote for or against management.

MH Elite Small Cap Fund of Funds

Heartland Value Plus Investor Class

Exchange Ticker Symbol:

HRVIX

CUSIP:

422352500

Shareholder Meeting Date:

April 5, 2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect six Directors	For	Issuer	For	With
2	To approve a new investment management advisory agreement	For	Issuer	For	With

Virtus  KAR Small-Cap Growth Class I

Exchange Ticker Symbol:

PXSGX

CUSIP:

92828N593

Shareholder Meeting Date:

June 28, 2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect seven Trustees	For	Issuer	For	With

MH Elite Fund of Funds

DoubleLine Shiller Enhanced CAPE Class I

Exchange Ticker Symbol:

DSEEX

CUSIP:

258620822

Shareholder Meeting Date:

April 7, 2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(a)	To approve Investment Management Agreement with DoubleLine Alternatives	For	Issuer	For	With
1(b)	To approve Sub-Advisory Agreement with DoubleLine Capital	For	Issuer	For	With

MH Elite Select Portfolio of Funds

Virtus KAR Emerging Markets Small-Cap Class I

Exchange Ticker Symbol:

VIESX

CUSIP:

92828W593

Shareholder Meeting Date:

June 28, 2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect seven Trustees	For	Issuer	For	With

MH Elite Income Fund of Funds

Virtus Newfleet Multi-Sector Short Term Bond Class I

Exchange Ticker Symbol:

PIMSX

CUSIP:

92828R610

Shareholder Meeting Date:

June 28, 2022

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect seven Trustees	For	Issuer	For	With
2

To approve a proposal to permit the investment adviser to hire, terminate and replace subadvisors for the Funds or to modify subadvisory agreements for the Funds without shareholder approval, and to permit the Funds to disclose advisory and subadvisory fee information in an aggregate manner.

		For	Issuer	For	With
3	To approve a proposal to amend the fundamental restrictions of the Fund with respect to loans	For	Issuer	For	With
4	To approve a proposal to reclassify the investment objective of the Funds from fundamental to non-fundamental	For	Issuer	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MH Elite Portfolio of Funds Trust

By: /s/ Harvey Merson

Harvey Merson

Chief Executive Officer

Date: August 15, 2022

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